Share-Based Compensation	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

8.       Share-Based Compensation

On February 4, 2019, the 2019 Plan was adopted. The 2019 Plan is administered by the Compensation Committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the 2019 Plan during its 10-year term is 1,812,500. The maximum number of Class A common shares with respect to which awards may be granted to any non-employee director in any one calendar year is 12,500 shares or $100,000.

In July 2019, the Compensation Committee of the Board of Directors approved stock-based awards to senior management under the Company’s 2019 Omnibus Incentive Plan (the “2019 Plan”). A total of 1,421,000 shares of incentive stock may be issued pursuant to the awards, in four tranches, after the approval of the Board of Directors of additional awards of 61,625 Class A Common Shares. The first tranche is to vest conditioned only on continued service over the three year period which commenced January 1, 2019. Tranches two, three and four would vest when the Company’s stock price exceeded $8.00, $11.00 and $14.00, respectively, over a 60 day period. The $8.00 threshold was achieved in January 2020 and the $11.00 threshold was achieved in January 2021 and the $14.00 threshold was achieved in March 2021. Accordingly, 113,279 incentive shares vested in the year ended December 31, 2019, 317,188 incentive shares vested in the year ended December 31, 2020 and 931,320 incentive shares vested in the three months ended March 31, 2021. Of the total of 430,467 incentive shares which vested up to December 31, 2020, 184,270 were settled and issued as Class A common shares in April 2020. A further 45,313 Class A common shares were settled and issued in January 2021. A total of 1,361,787 incentive shares have vested as at June 30, 2021, out of which 229,583 Class A common shares have been issued.

Share based awards since January 1, 2020, are summarized as follows:

	Restricted Stock Units
	Number of Units
	Number	Weighted Average Fair Value on Grant Date	Actual Fair Value on Vesting Date
Unvested as at January 1, 2020	1,246,096	$3.79	n/a
Vested in 2020	(317,188)	—	4.45
Unvested as at December 31, 2020	928,908	$3.79	n/a
Granted on March 11, 2021	61,625	11.72	n/a
Vested in six months ended June 30, 2021	(931,320)	n/a	3.83
Unvested as at June 30, 2021	59,213	$5.08	n/a

Using the graded vesting method of expensing the incentive shares grants, the weighted average fair value of the stock units is recognized as compensation costs in the interim unaudited condensed Consolidated Statements of Operations over the vesting period. The fair value of the incentive share grants for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

For the six months ended June 30, 2021 and 2020, the Company recognized a total of $1,854 and $1,282, respectively, in respect of stock based compensation.